                   FIRST METLIFE INVESTORS INSURANCE COMPANY
             FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE

                        SUPPLEMENT DATED APRIL 28, 2014
                                      TO
                PROSPECTUS DATED MAY 1, 2011 (AS SUPPLEMENTED)

This supplement revises information in the prospectus dated May 1, 2011 (as supplemented) for the Class XTRA variable annuity contracts issued by First MetLife Investors Insurance Company ("we," "us," or "our"). This supplement should be read in its entirety and kept together with your prospectus for future reference. If you would like another copy of the prospectus, write to us at 11225 North Community House Road, Charlotte, NC 28277 or call us at
(800) 343-8496 to request a free copy. Upon request, financial statements for First MetLife Investors Insurance Company will be sent to you without charge.

1. PURCHASE

In the "PURCHASE" section, under "Investment Allocation Restrictions for Certain Riders," replace the bullet item under option (A) and the two sentences below it with the following:

    . 100% of your Purchase Payments or Account Value among the AllianceBernstein Global Dynamic Allocation Portfolio, Allianz Global Investors Dynamic Multi-Asset Plus Portfolio, American Funds(R) Balanced Allocation Portfolio, American Funds(R) Moderate Allocation Portfolio, AQR Global Risk Balanced Portfolio, BlackRock Global Tactical Strategies Portfolio, Invesco Balanced-Risk Allocation Portfolio, JPMorgan Global Active Allocation Portfolio, MetLife Asset Allocation 20 Portfolio, MetLife Asset Allocation 40 Portfolio, MetLife Asset Allocation 60 Portfolio, MetLife Balanced Plus Portfolio, MetLife Multi-Index Targeted Risk Portfolio, PanAgora Global Diversified Risk Portfolio, Pyramis(R) Managed Risk Portfolio, Schroders Global Multi-Asset Portfolio, SSgA Growth and Income ETF Portfolio, and/or the BlackRock Money Market Portfolio (you may also allocate Purchase Payments to the EDCA program, provided that your destination portfolios are one or more of the above listed Investment Portfolios; you may not allocate Purchase Payments to the Dollar Cost Averaging program).

   For contracts issued based on applications and necessary information received at our Annuity Service Center in good order before the close of the New York Stock Exchange on May 1, 2009, the following Investment Portfolios are also available under option (A): the MetLife Asset Allocation 80 Portfolio, American Funds(R) Growth Allocation Portfolio and SSgA Growth ETF Portfolio.

                                                                  SUPP-NYXTR414

In the "PURCHASE" section, under "Investment Allocation Restrictions for Certain Riders," replace the lists of investment options in each Platform with the following:

   Platform 1
   ----------

   Barclays Capital Aggregate Bond Index Portfolio
   BlackRock Money Market Portfolio
   JPMorgan Core Bond Portfolio
   Met/Franklin Low Duration Total Return Portfolio
   PIMCO Inflation Protected Bond Portfolio
   PIMCO Total Return Portfolio
   Pyramis(R) Government Income Portfolio
   Western Asset Management U.S. Government Portfolio

   Platform 2
   ----------

   AllianceBernstein Global Dynamic Allocation Portfolio
   Allianz Global Investors Dynamic Multi-Asset Plus Portfolio
   American Funds(R) Balanced Allocation Portfolio
   American Funds(R) Growth Allocation Portfolio
   American Funds(R) Growth Portfolio
   American Funds(R) Moderate Allocation Portfolio
   AQR Global Risk Balanced Portfolio
   Baillie Gifford International Stock Portfolio
   BlackRock Global Tactical Strategies Portfolio
   BlackRock High Yield Portfolio
   ClearBridge Aggressive Growth Portfolio
   Harris Oakmark International Portfolio
   Invesco Balanced-Risk Allocation Portfolio
   Invesco Comstock Portfolio
   Jennison Growth Portfolio
   JPMorgan Global Active Allocation Portfolio
   Loomis Sayles Global Markets Portfolio
   Lord Abbett Bond Debenture Portfolio
   MetLife Asset Allocation 20 Portfolio
   MetLife Asset Allocation 40 Portfolio
   MetLife Asset Allocation 60 Portfolio
   MetLife Asset Allocation 80 Portfolio
   MetLife Asset Allocation 100 Portfolio
   MetLife Balanced Plus Portfolio
   MetLife Multi-Index Targeted Risk Portfolio
   MetLife Stock Index Portfolio
   MFS(R) Research International Portfolio
   MFS(R) Value Portfolio
   MSCI EAFE(R) Index Portfolio
   PanAgora Global Diversified Risk Portfolio
   Pioneer Fund Portfolio
   Pioneer Strategic Income Portfolio
   Pyramis(R) Managed Risk Portfolio

   Schroders Global Multi-Asset Portfolio
   SSgA Growth and Income ETF Portfolio
   SSgA Growth ETF Portfolio
   T. Rowe Price Large Cap Growth Portfolio
   T. Rowe Price Large Cap Value Portfolio
   WMC Core Equity Opportunities Portfolio

   Platform 3
   ----------

   Frontier Mid Cap Growth Portfolio
   Goldman Sachs Mid Cap Value Portfolio
   Invesco Mid Cap Value Portfolio
   Met/Artisan Mid Cap Value Portfolio
   MetLife Mid Cap Stock Index Portfolio
   T. Rowe Price Mid Cap Growth Portfolio

   Platform 4
   ----------

   Clarion Global Real Estate Portfolio
   Invesco Small Cap Growth Portfolio
   Met/Dimensional International Small Company Portfolio
   Met/Eaton Vance Floating Rate Portfolio
   Met/Templeton International Bond Portfolio
   MFS(R) Emerging Markets Equity Portfolio
   Neuberger Berman Genesis Portfolio
   Russell 2000(R) Index Portfolio
   Third Avenue Small Cap Value Portfolio
   Van Eck Global Natural Resources Portfolio

2. LIVING BENEFITS

In the "LIVING BENEFITS" section, under "Description of GMIB Plus III," add the following to the "Terminating the GMIB Plus III Rider" subsection:

   If an Owner or Joint Owner dies and:

    . the spouse elects to continue the contract and the GMIB rider under termination provision d) above; and

    . before the 10-year waiting period to exercise the GMIB rider has elapsed, the GMIB rider will terminate under termination provision a) above (because it is the 30th day following the contract anniversary prior to the spouse's 91st birthday);

   we will permit the spouse to exercise the GMIB rider within the 30 days following the Contract Anniversary prior to his or her 91st birthday, even though the 10-year waiting period has not elapsed.

3. OTHER INFORMATION

In the "Distributor" section, replace the address for Distributor with "1095 Avenue of the Americas, New York, NY 10036."

4. INVESTMENT PORTFOLIO EXPENSES TABLE

Replace the Investment Portfolio Expenses Table in the prospectus with the Investment Portfolio Expenses Table attached to this prospectus supplement.

5. INVESTMENT OPTIONS

Replace the listing of available investment portfolios with the information attached to this prospectus supplement.

6. APPENDIX B

Replace Appendix B with the Appendix B attached to this prospectus supplement.

       THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE

                                                        Telephone: 800-343-8496

INVESTMENT PORTFOLIO EXPENSES

(as a percentage of the average daily net assets of an Investment Portfolio)


The following table is a summary. For more complete information on Investment Portfolio fees and expenses, please refer to the prospectus for each Investment Portfolio.





                                                                                                                          NET
                                                                                  ACQUIRED     TOTAL     CONTRACTUAL     TOTAL
                                                                                    FUND       ANNUAL      EXPENSE      ANNUAL
                                          MANAGEMENT   12B-1/SERVICE     OTHER    FEES AND   PORTFOLIO     SUBSIDY     PORTFOLIO
                                             FEES           FEES       EXPENSES   EXPENSES    EXPENSES   OR DEFERRAL   EXPENSES
                                         ------------ --------------- ---------- ---------- ----------- ------------- ----------
MET INVESTORS SERIES TRUST
 AllianceBernstein Global Dynamic          0.61%        0.25%          0.03%      0.01%      0.90%       0.02%         0.88%
  Allocation Portfolio
 Allianz Global Investors Dynamic          0.68%        0.25%          0.93%      0.00%      1.86%       0.66%         1.20%
  Multi-Asset Plus Portfolio
 American Funds (Reg. TM) Growth           0.00%        0.55%          0.02%      0.35%      0.92%          -          0.92%
  Portfolio
 AQR Global Risk Balanced Portfolio        0.61%        0.25%          0.04%      0.03%      0.93%       0.02%         0.91%
 BlackRock Global Tactical Strategies      0.66%        0.25%          0.01%      0.14%      1.06%       0.03%         1.03%
  Portfolio
 BlackRock High Yield Portfolio            0.60%        0.25%          0.09%      0.08%      1.02%          -          1.02%
 Clarion Global Real Estate Portfolio      0.60%        0.25%          0.05%      0.00%      0.90%          -          0.90%
 ClearBridge Aggressive Growth Portfolio   0.59%        0.25%          0.02%      0.00%      0.86%       0.00%         0.86%
 Goldman Sachs Mid Cap Value Portfolio     0.71%        0.25%          0.03%      0.00%      0.99%          -          0.99%
 Harris Oakmark International Portfolio    0.77%        0.25%          0.06%      0.00%      1.08%       0.02%         1.06%
 Invesco Balanced-Risk Allocation          0.64%        0.25%          0.04%      0.03%      0.96%       0.03%         0.93%
  Portfolio
 Invesco Comstock Portfolio                0.57%        0.25%          0.02%      0.00%      0.84%       0.02%         0.82%
 Invesco Mid Cap Value Portfolio           0.65%        0.25%          0.05%      0.08%      1.03%       0.02%         1.01%
 Invesco Small Cap Growth Portfolio        0.85%        0.25%          0.02%      0.00%      1.12%       0.02%         1.10%
 JPMorgan Core Bond Portfolio              0.55%        0.25%          0.02%      0.00%      0.82%       0.13%         0.69%
 JPMorgan Global Active Allocation         0.74%        0.25%          0.09%      0.00%      1.08%       0.05%         1.03%
  Portfolio
 Loomis Sayles Global Markets Portfolio    0.70%        0.25%          0.08%      0.00%      1.03%          -          1.03%
 Lord Abbett Bond Debenture Portfolio      0.51%        0.25%          0.03%      0.00%      0.79%          -          0.79%
 Met/Eaton Vance Floating Rate Portfolio   0.60%        0.25%          0.07%      0.00%      0.92%          -          0.92%
 Met/Franklin Low Duration Total Return    0.50%        0.25%          0.05%      0.00%      0.80%       0.03%         0.77%
 Portfolio
 Met/Templeton International Bond          0.60%        0.25%          0.12%      0.00%      0.97%          -          0.97%
  Portfolio
 MetLife Balanced Plus Portfolio           0.24%        0.25%          0.01%      0.42%      0.92%       0.00%         0.92%
 MetLife Multi-Index Targeted Risk         0.18%        0.25%          0.11%      0.22%      0.76%          -          0.76%
  Portfolio
 MFS (Reg. TM) Emerging Markets Equity     0.87%        0.25%          0.15%      0.00%      1.27%       0.01%         1.26%
  Portfolio
 MFS (Reg. TM) Research International      0.68%        0.25%          0.07%      0.00%      1.00%       0.06%         0.94%
  Portfolio
 PanAgora Global Diversified Risk          0.65%        0.25%          0.98%      0.02%      1.90%       0.58%         1.32%
  Portfolio
 PIMCO Inflation Protected Bond            0.47%        0.25%          0.08%      0.00%      0.80%       0.00%         0.80%
  Portfolio
 PIMCO Total Return Portfolio              0.48%        0.25%          0.03%      0.00%      0.76%          -          0.76%
 Pioneer Fund Portfolio                    0.65%        0.25%          0.05%      0.00%      0.95%       0.04%         0.91%
 Pioneer Strategic Income Portfolio        0.57%        0.15%          0.06%      0.00%      0.78%          -          0.78%
 Pyramis (Reg. TM) Government Income       0.42%        0.25%          0.03%      0.00%      0.70%          -          0.70%
  Portfolio
 Pyramis (Reg. TM) Managed Risk            0.45%        0.25%          0.45%      0.46%      1.61%       0.35%         1.26%
  Portfolio
 Schroders Global Multi-Asset Portfolio    0.65%        0.25%          0.10%      0.05%      1.05%          -          1.05%
 T. Rowe Price Large Cap Value Portfolio   0.57%        0.25%          0.02%      0.00%      0.84%          -          0.84%
 T. Rowe Price Mid Cap Growth Portfolio    0.75%        0.25%          0.03%      0.00%      1.03%          -          1.03%
 Third Avenue Small Cap Value Portfolio    0.73%        0.25%          0.03%      0.00%      1.01%       0.02%         0.99%

                                                                                                                          NET
                                                                                  ACQUIRED     TOTAL     CONTRACTUAL     TOTAL
                                                                                    FUND       ANNUAL      EXPENSE      ANNUAL
                                          MANAGEMENT   12B-1/SERVICE     OTHER    FEES AND   PORTFOLIO     SUBSIDY     PORTFOLIO
                                             FEES           FEES       EXPENSES   EXPENSES    EXPENSES   OR DEFERRAL   EXPENSES
                                         ------------ --------------- ---------- ---------- ----------- ------------- ----------
 METROPOLITAN SERIES FUND
 Baillie Gifford International Stock       0.79%        0.25%          0.08%      0.00%      1.12%       0.12%         1.00%
  Portfolio
 Barclays Aggregate Bond Index Portfolio   0.25%        0.30%          0.03%      0.00%      0.58%       0.01%         0.57%
 BlackRock Money Market Portfolio          0.33%        0.25%          0.02%      0.00%      0.60%       0.02%         0.58%
 Frontier Mid Cap Growth Portfolio         0.72%        0.25%          0.03%      0.00%      1.00%       0.01%         0.99%
 Jennison Growth Portfolio                 0.60%        0.25%          0.02%      0.00%      0.87%       0.07%         0.80%
 Met/Artisan Mid Cap Value Portfolio       0.81%        0.25%          0.02%      0.00%      1.08%          -          1.08%
 Met/Dimensional International Small       0.81%        0.25%          0.14%      0.00%      1.20%       0.01%         1.19%
 Company Portfolio
 MetLife Mid Cap Stock Index Portfolio     0.25%        0.30%          0.05%      0.02%      0.62%       0.00%         0.62%
 MetLife Stock Index Portfolio             0.25%        0.25%          0.02%      0.00%      0.52%       0.01%         0.51%
 MFS (Reg. TM) Value Portfolio             0.70%        0.25%          0.02%      0.00%      0.97%       0.14%         0.83%
 MSCI EAFE (Reg. TM) Index Portfolio       0.30%        0.30%          0.10%      0.01%      0.71%       0.00%         0.71%
 Neuberger Berman Genesis Portfolio        0.80%        0.25%          0.03%      0.00%      1.08%       0.01%         1.07%
 Russell 2000 (Reg. TM) Index Portfolio    0.25%        0.30%          0.06%      0.11%      0.72%       0.00%         0.72%
 T. Rowe Price Large Cap Growth            0.60%        0.25%          0.03%      0.00%      0.88%       0.01%         0.87%
  Portfolio
 Van Eck Global Natural Resources          0.78%        0.25%          0.03%      0.01%      1.07%       0.01%         1.06%
  Portfolio
 Western Asset Management U.S.             0.47%        0.25%          0.02%      0.00%      0.74%       0.01%         0.73%
  Government Portfolio
 WMC Core Equity Opportunities Portfolio   0.70%        0.15%          0.02%      0.00%      0.87%       0.11%         0.76%
MET INVESTORS SERIES TRUST -
 ASSET ALLOCATION PORTFOLIOS
 American Funds (Reg. TM) Moderate         0.06%        0.55%          0.01%      0.40%      1.02%          -          1.02%
  Allocation Portfolio
 American Funds (Reg. TM) Balanced         0.06%        0.55%          0.00%      0.42%      1.03%          -          1.03%
  Allocation Portfolio
 American Funds (Reg. TM) Growth           0.06%        0.55%          0.01%      0.43%      1.05%          -          1.05%
  Allocation Portfolio
 MetLife Asset Allocation 100 Portfolio    0.07%        0.25%          0.01%      0.70%      1.03%          -          1.03%
 SSgA Growth and Income ETF Portfolio      0.30%        0.25%          0.01%      0.23%      0.79%          -          0.79%
 SSgA Growth ETF Portfolio                 0.32%        0.25%          0.01%      0.25%      0.83%          -          0.83%
METROPOLITAN SERIES FUND -
 ASSET ALLOCATION PORTFOLIOS
 MetLife Asset Allocation 20 Portfolio     0.09%        0.25%          0.02%      0.52%      0.88%       0.01%         0.87%
 MetLife Asset Allocation 40 Portfolio     0.07%        0.25%          0.01%      0.57%      0.90%          -          0.90%
 MetLife Asset Allocation 60 Portfolio     0.06%        0.25%          0.00%      0.62%      0.93%          -          0.93%
 MetLife Asset Allocation 80 Portfolio     0.06%        0.25%          0.01%      0.66%      0.98%          -          0.98%



The information shown in the table above was provided by the Investment Portfolios and we have not independently verified that information. Net Total Annual Portfolio Expenses shown in the table reflect any current fee waiver or expense reimbursement arrangement that will remain in effect for a period of at least one year from the date of the Investment Portfolio's 2014 prospectus. "0.00%" in the Contractual Expense Subsidy or Deferral column indicates that there is such an arrangement in effect for a Investment Portfolio, but that the expenses of the Investment Portfolio are below the level that would trigger the waiver or reimbursement. Fee waiver and expense reimbursement arrangements with a duration of less than one year, or arrangements that may be terminated without the consent of the Investment Portfolio's board of directors or trustees, are not shown.


Certain Investment Portfolios that have "Acquired Fund Fees and Expenses" are "funds of funds." A fund of funds invests substantially all of its assets in other underlying funds. Because the Investment Portfolio invests in other funds, it will bear its pro rata portion of the operating expenses of those underlying funds, including the management fee.

INVESTMENT OPTIONS


MET INVESTORS SERIES TRUST (CLASS B OR, AS NOTED, CLASS C OR CLASS E)

Met Investors Series Trust is a mutual fund with multiple portfolios. MetLife Advisers, LLC (MetLife Advisers), an affiliate of First MetLife Investors, is the investment manager of Met Investors Series Trust. MetLife Advisers has engaged subadvisers to provide investment advice for the individual Investment Portfolios. (See Appendix B for the names of the subadvisers.) The following Class B or, as noted, Class C or Class E portfolios are available under the contract:


     AllianceBernstein Global Dynamic Allocation Portfolio
     Allianz Global Investors Dynamic Multi-Asset Plus Portfolio
     American Funds (Reg. TM) Growth Portfolio (Class C)
     AQR Global Risk Balanced Portfolio
     BlackRock Global Tactical Strategies Portfolio
     BlackRock High Yield Portfolio
     Clarion Global Real Estate Portfolio
     ClearBridge Aggressive Growth Portfolio
     Goldman Sachs Mid Cap Value Portfolio
     Harris Oakmark International Portfolio
     Invesco Balanced-Risk Allocation Portfolio
     Invesco Comstock Portfolio
     Invesco Mid Cap Value Portfolio
     (formerly Lord Abbett Mid Cap Value Portfolio)
     Invesco Small Cap Growth Portfolio
     JPMorgan Core Bond Portfolio
     JPMorgan Global Active Allocation Portfolio
     Loomis Sayles Global Markets Portfolio
     Lord Abbett Bond Debenture Portfolio
     Met/Eaton Vance Floating Rate Portfolio
     Met/Franklin Low Duration Total Return Portfolio
     Met/Templeton International Bond Portfolio*
     MetLife Balanced Plus Portfolio
     MetLife Multi-Index Targeted Risk Portfolio
     MFS (Reg. TM) Emerging Markets Equity Portfolio
     MFS (Reg. TM) Research International Portfolio
     PanAgora Global Diversified Risk Portfolio
     PIMCO Inflation Protected Bond Portfolio
     PIMCO Total Return Portfolio
     Pioneer Fund Portfolio
     Pioneer Strategic Income Portfolio (Class E)
     Pyramis (Reg. TM) Government Income Portfolio
     Pyramis (Reg. TM) Managed Risk Portfolio
     Schroders Global Multi-Asset Portfolio
     T. Rowe Price Large Cap Value Portfolio
     T. Rowe Price Mid Cap Growth Portfolio
     Third Avenue Small Cap Value Portfolio


* This portfolio is only available for investment if certain optional riders are elected. (See "Purchase - Investment Allocation Restrictions for Certain Riders.")



METROPOLITAN SERIES FUND

Metropolitan Series Fund is a mutual fund with multiple portfolios. MetLife Advisers is the investment adviser to the portfolios. MetLife Advisers has engaged subadvisers to provide investment advice for the individual Investment Portfolios. (See Appendix B for the names of the subadvisers.) The following portfolios are available under the contract:


     Baillie Gifford International Stock Portfolio (Class B)

     Barclays Aggregate Bond Index Portfolio (Class G)
     BlackRock Money Market Portfolio (Class B)
     Frontier Mid Cap Growth Portfolio (Class B)
     Jennison Growth Portfolio (Class B)
     Met/Artisan Mid Cap Value Portfolio (Class B)
     Met/Dimensional International Small Company Portfolio (Class B) MetLife Mid Cap Stock Index Portfolio (Class G)
     MetLife Stock Index Portfolio (Class B)
     MFS (Reg. TM) Value Portfolio (Class B)
     MSCI EAFE (Reg. TM) Index Portfolio (Class G)
     Neuberger Berman Genesis Portfolio (Class B)
     Russell 2000 (Reg. TM) Index Portfolio (Class G)
     T. Rowe Price Large Cap Growth Portfolio (Class B)
     Van Eck Global Natural Resources Portfolio (Class B)*
     Western Asset Management U.S. Government Portfolio (Class B)
     WMC Core Equity Opportunities Portfolio (Class E)
     (formerly Davis Venture Value Portfolio)


* This portfolio is only available for investment if certain optional riders are elected. (See "Purchase - Investment Allocation Restrictions for Certain Riders.")



MET INVESTORS SERIES TRUST - ASSET ALLOCATION PORTFOLIOS

In addition to the portfolios listed above under Met Investors Series Trust, the following portfolios are available under the contract:


     American Funds (Reg. TM) Moderate Allocation Portfolio
     (Class C)
     American Funds (Reg. TM) Balanced Allocation Portfolio
     (Class C)
     American Funds (Reg. TM) Growth Allocation Portfolio
     (Class C)
     MetLife Asset Allocation 100 Portfolio (Class B)
     (formerly MetLife Aggressive Strategy Portfolio)
     SSgA Growth and Income ETF Portfolio (Class B)
     SSgA Growth ETF Portfolio (Class B)



METROPOLITAN SERIES FUND - ASSET ALLOCATION PORTFOLIOS (CLASS B)

In addition to the portfolios listed above under Metropolitan Series Fund, the following Class B portfolios are available under the contract:


     MetLife Asset Allocation 20 Portfolio
     MetLife Asset Allocation 40 Portfolio
     MetLife Asset Allocation 60 Portfolio
     MetLife Asset Allocation 80 Portfolio

APPENDIX B

PARTICIPATING INVESTMENT PORTFOLIOS

Below are the advisers and subadvisers and investment objectives of each Investment Portfolio available under the contract. The fund prospectuses contain more complete information, including a description of the investment objectives, policies, restrictions and risks. THERE CAN BE NO ASSURANCE THAT THE INVESTMENT OBJECTIVES WILL BE ACHIEVED.

MET INVESTORS SERIES TRUST (CLASS B OR, AS NOTED, CLASS C OR CLASS E)

Met Investors Series Trust is a mutual fund with multiple portfolios. Unless otherwise noted, the following portfolios are managed by MetLife Advisers, LLC, which is an affiliate of First MetLife Investors. The following Class B or, as noted, Class C or Class E portfolios are available under the contract:

ALLIANCEBERNSTEIN GLOBAL DYNAMIC ALLOCATION PORTFOLIO

SUBADVISER: AllianceBernstein L.P.

INVESTMENT OBJECTIVE: The AllianceBernstein Global Dynamic Allocation Portfolio seeks capital appreciation and current income.

ALLIANZ GLOBAL INVESTORS DYNAMIC MULTI-ASSET PLUS PORTFOLIO

SUBADVISER: Allianz Global Investors U.S. LLC

INVESTMENT OBJECTIVE: The Allianz Global Investors Dynamic Multi-Asset Plus Portfolio seeks total return.

AMERICAN FUNDS(R) GROWTH PORTFOLIO (CLASS C)

ADVISERS: MetLife Advisers, LLC and Capital Research and Management Company

INVESTMENT OBJECTIVE: The American Funds(R) Growth Portfolio seeks to achieve growth of capital.

AQR GLOBAL RISK BALANCED PORTFOLIO

SUBADVISER: AQR Capital Management, LLC

INVESTMENT OBJECTIVE: The AQR Global Risk Balanced Portfolio seeks total return.

BLACKROCK GLOBAL TACTICAL STRATEGIES PORTFOLIO

SUBADVISER: BlackRock Financial Management, Inc.

INVESTMENT OBJECTIVE: The BlackRock Global Tactical Strategies Portfolio seeks capital appreciation and current income.

BLACKROCK HIGH YIELD PORTFOLIO

SUBADVISER: BlackRock Financial Management, Inc.

INVESTMENT OBJECTIVE: The BlackRock High Yield Portfolio seeks to maximize total return, consistent with income generation and prudent investment management.

CLARION GLOBAL REAL ESTATE PORTFOLIO

SUBADVISER: CBRE Clarion Securities LLC

INVESTMENT OBJECTIVE: The Clarion Global Real Estate Portfolio seeks total return through investment in real estate securities, emphasizing both capital appreciation and current income.

CLEARBRIDGE AGGRESSIVE GROWTH PORTFOLIO

SUBADVISER: ClearBridge Investments, LLC

INVESTMENT OBJECTIVE: The ClearBridge Aggressive Growth Portfolio seeks capital appreciation.

GOLDMAN SACHS MID CAP VALUE PORTFOLIO

SUBADVISER: Goldman Sachs Asset Management, L.P.

INVESTMENT OBJECTIVE: The Goldman Sachs Mid Cap Value Portfolio seeks long-term capital appreciation.

HARRIS OAKMARK INTERNATIONAL PORTFOLIO

SUBADVISER: Harris Associates L.P.

INVESTMENT OBJECTIVE: The Harris Oakmark International Portfolio seeks long-term capital appreciation.

INVESCO BALANCED-RISK ALLOCATION PORTFOLIO

SUBADVISER: Invesco Advisers, Inc.

INVESTMENT OBJECTIVE: The Invesco Balanced-Risk Allocation Portfolio seeks total return.

INVESCO COMSTOCK PORTFOLIO

SUBADVISER: Invesco Advisers, Inc.

INVESTMENT OBJECTIVE: The Invesco Comstock Portfolio seeks capital growth and income.

INVESCO MID CAP VALUE PORTFOLIO (formerly Lord Abbett Mid Cap Value Portfolio)

SUBADVISER: Invesco Advisers, Inc. (formerly Lord, Abbett & Co. LLC)

INVESTMENT OBJECTIVE: The Invesco Mid Cap Value Portfolio seeks high total return by investing in equity securities of mid-sized companies.

INVESCO SMALL CAP GROWTH PORTFOLIO

SUBADVISER: Invesco Advisers, Inc.

INVESTMENT OBJECTIVE: The Invesco Small Cap Growth Portfolio seeks long-term growth of capital.

JPMORGAN CORE BOND PORTFOLIO

SUBADVISER: J.P. Morgan Investment Management Inc.

INVESTMENT OBJECTIVE: The JPMorgan Core Bond Portfolio seeks to maximize total return.

JPMORGAN GLOBAL ACTIVE ALLOCATION PORTFOLIO

SUBADVISER: J.P. Morgan Investment Management Inc.

INVESTMENT OBJECTIVE: The JPMorgan Global Active Allocation Portfolio seeks capital appreciation and current income.

LOOMIS SAYLES GLOBAL MARKETS PORTFOLIO

SUBADVISER: Loomis, Sayles & Company, L.P.

INVESTMENT OBJECTIVE: The Loomis Sayles Global Markets Portfolio seeks high total investment return through a combination of capital appreciation and income.

LORD ABBETT BOND DEBENTURE PORTFOLIO

SUBADVISER: Lord, Abbett & Co. LLC

INVESTMENT OBJECTIVE: The Lord Abbett Bond Debenture Portfolio seeks high current income and the opportunity for capital appreciation to produce a high total return.

MET/EATON VANCE FLOATING RATE PORTFOLIO

SUBADVISER: Eaton Vance Management

INVESTMENT OBJECTIVE: The Met/Eaton Vance Floating Rate Portfolio seeks a high level of current income.

MET/FRANKLIN LOW DURATION TOTAL RETURN PORTFOLIO

SUBADVISER: Franklin Advisers, Inc.

INVESTMENT OBJECTIVE: The Met/Franklin Low Duration Total Return Portfolio seeks a high level of current income, while seeking preservation of shareholders' capital.

MET/TEMPLETON INTERNATIONAL BOND PORTFOLIO*

SUBADVISER: Franklin Advisers, Inc.

INVESTMENT OBJECTIVE: The Met/Templeton International Bond Portfolio seeks current income with capital appreciation and growth of income.

* This portfolio is only available for investment if certain optional riders are elected. (See "Purchase -- Investment Allocation Restrictions for Certain Riders.")

METLIFE BALANCED PLUS PORTFOLIO

SUBADVISER - OVERLAY PORTION: Pacific Investment Management Company LLC

INVESTMENT OBJECTIVE: The MetLife Balanced Plus Portfolio seeks a balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital.

METLIFE MULTI-INDEX TARGETED RISK PORTFOLIO

SUBADVISER - OVERLAY PORTION: MetLife Investment Management, LLC

INVESTMENT OBJECTIVE: The MetLife Multi-Index Targeted Risk Portfolio seeks a balance between growth of capital and current income, with a greater emphasis on growth of capital.

MFS(R) EMERGING MARKETS EQUITY PORTFOLIO

SUBADVISER: Massachusetts Financial Services Company

INVESTMENT OBJECTIVE: The MFS(R) Emerging Markets Equity Portfolio seeks capital appreciation.

MFS(R) RESEARCH INTERNATIONAL PORTFOLIO

SUBADVISER: Massachusetts Financial Services Company

INVESTMENT OBJECTIVE: The MFS(R) Research International Portfolio seeks capital appreciation.

PANAGORA GLOBAL DIVERSIFIED RISK PORTFOLIO

SUBADVISER: PanAgora Asset Management, Inc.

INVESTMENT OBJECTIVE: The PanAgora Global Diversified Risk Portfolio seeks total return.

PIMCO INFLATION PROTECTED BOND PORTFOLIO

SUBADVISER: Pacific Investment Management Company LLC

INVESTMENT OBJECTIVE: The PIMCO Inflation Protected Bond Portfolio seeks maximum real return, consistent with preservation of capital and prudent investment management.

PIMCO TOTAL RETURN PORTFOLIO

SUBADVISER: Pacific Investment Management Company LLC

INVESTMENT OBJECTIVE: The PIMCO Total Return Portfolio seeks maximum total return, consistent with the preservation of capital and prudent investment management.

PIONEER FUND PORTFOLIO

SUBADVISER: Pioneer Investment Management, Inc.

INVESTMENT OBJECTIVE: The Pioneer Fund Portfolio seeks reasonable income and capital growth.

PIONEER STRATEGIC INCOME PORTFOLIO (CLASS E)

SUBADVISER: Pioneer Investment Management, Inc.

INVESTMENT OBJECTIVE: The Pioneer Strategic Income Portfolio seeks a high level of current income.

PYRAMIS(R) GOVERNMENT INCOME PORTFOLIO

SUBADVISER: Pyramis Global Advisors, LLC

INVESTMENT OBJECTIVE: The Pyramis(R) Government Income Portfolio seeks a high level of current income, consistent with preservation of principal.

PYRAMIS(R) MANAGED RISK PORTFOLIO

SUBADVISER: Pyramis Global Advisors, LLC

INVESTMENT OBJECTIVE: The Pyramis(R) Managed Risk Portfolio seeks total return.

SCHRODERS GLOBAL MULTI-ASSET PORTFOLIO

SUBADVISERS: Schroder Investment Management North America Inc. and Schroder Investment Management North America Limited

INVESTMENT OBJECTIVE: The Schroders Global Multi-Asset Portfolio seeks capital appreciation and current income.

T. ROWE PRICE LARGE CAP VALUE PORTFOLIO

SUBADVISER: T. Rowe Price Associates, Inc.

INVESTMENT OBJECTIVE: The T. Rowe Price Large Cap Value Portfolio seeks long-term capital appreciation by investing in common stocks believed to be undervalued. Income is a secondary objective.

T. ROWE PRICE MID CAP GROWTH PORTFOLIO

SUBADVISER: T. Rowe Price Associates, Inc.

INVESTMENT OBJECTIVE: The T. Rowe Price Mid Cap Growth Portfolio seeks long-term growth of capital.

THIRD AVENUE SMALL CAP VALUE PORTFOLIO

SUBADVISER: Third Avenue Management LLC

INVESTMENT OBJECTIVE: The Third Avenue Small Cap Value Portfolio seeks long-term capital appreciation.

METROPOLITAN SERIES FUND

Metropolitan Series Fund is a mutual fund with multiple portfolios. MetLife Advisers, LLC, an affiliate of First MetLife Investors, is the investment adviser to the portfolios. The following portfolios are available under the contract:

BAILLIE GIFFORD INTERNATIONAL STOCK PORTFOLIO (CLASS B)

SUBADVISER: Baillie Gifford Overseas Limited

INVESTMENT OBJECTIVE: The Baillie Gifford International Stock Portfolio seeks long-term growth of capital.

BARCLAYS AGGREGATE BOND INDEX PORTFOLIO (CLASS G)

SUBADVISER: MetLife Investment Management, LLC

INVESTMENT OBJECTIVE: The Barclays Aggregate Bond Index Portfolio seeks to track the performance of the Barclays U.S. Aggregate Bond Index.

BLACKROCK MONEY MARKET PORTFOLIO (CLASS B)

SUBADVISER: BlackRock Advisors, LLC

INVESTMENT OBJECTIVE: The BlackRock Money Market Portfolio seeks a high level of current income consistent with preservation of capital.

An investment in the BlackRock Money Market Portfolio is not insured or guaranteed by the Federal Deposit Insurance Company or any other government agency. Although the BlackRock Money Market Portfolio seeks to preserve the value of your investment at $100 per share, it is possible to lose money by investing in the BlackRock Money Market Portfolio.

During extended periods of low interest rates, the yields of the BlackRock Money Market Portfolio may become extremely low and possibly negative.

FRONTIER MID CAP GROWTH PORTFOLIO (CLASS B)

SUBADVISER: Frontier Capital Management Company, LLC

INVESTMENT OBJECTIVE: The Frontier Mid Cap Growth Portfolio seeks maximum capital appreciation.

JENNISON GROWTH PORTFOLIO (CLASS B)

SUBADVISER: Jennison Associates LLC

INVESTMENT OBJECTIVE: The Jennison Growth Portfolio seeks long-term growth of capital.

MET/ARTISAN MID CAP VALUE PORTFOLIO (CLASS B)

SUBADVISER: Artisan Partners Limited Partnership

INVESTMENT OBJECTIVE: The Met/Artisan Mid Cap Value Portfolio seeks long-term capital growth.

MET/DIMENSIONAL INTERNATIONAL SMALL COMPANY PORTFOLIO (CLASS B)

SUBADVISER: Dimensional Fund Advisors LP

INVESTMENT OBJECTIVE: The Met/Dimensional International Small Company Portfolio seeks long-term capital appreciation.

METLIFE MID CAP STOCK INDEX PORTFOLIO (CLASS G)

SUBADVISER: MetLife Investment Management, LLC

INVESTMENT OBJECTIVE: The MetLife Mid Cap Stock Index Portfolio seeks to track the performance of the Standard & Poor's MidCap 400(R) Composite Stock Price Index.

METLIFE STOCK INDEX PORTFOLIO (CLASS B)

SUBADVISER: MetLife Investment Management, LLC

INVESTMENT OBJECTIVE: The MetLife Stock Index Portfolio seeks to track the performance of the Standard & Poor's 500(R) Composite Stock Price Index.

MFS(R) VALUE PORTFOLIO (CLASS B)

SUBADVISER: Massachusetts Financial Services Company

INVESTMENT OBJECTIVE: The MFS(R) Value Portfolio seeks capital appreciation.

MSCI EAFE(R) INDEX PORTFOLIO (CLASS G)

SUBADVISER: MetLife Investment Management, LLC

INVESTMENT OBJECTIVE: The MSCI EAFE(R) Index Portfolio seeks to track the performance of the MSCI EAFE(R) Index.

NEUBERGER BERMAN GENESIS PORTFOLIO (CLASS B)

SUBADVISER: Neuberger Berman Management LLC

INVESTMENT OBJECTIVE: The Neuberger Berman Genesis Portfolio seeks high total return, consisting principally of capital appreciation.

RUSSELL 2000(R) INDEX PORTFOLIO (CLASS G)

SUBADVISER: MetLife Investment Management, LLC

INVESTMENT OBJECTIVE: The Russell 2000(R) Index Portfolio seeks to track the performance of the Russell 2000(R) Index.

T. ROWE PRICE LARGE CAP GROWTH PORTFOLIO (CLASS B)

SUBADVISER: T. Rowe Price Associates, Inc.

INVESTMENT OBJECTIVE: The T. Rowe Price Large Cap Growth Portfolio seeks long-term growth of capital.

VAN ECK GLOBAL NATURAL RESOURCES PORTFOLIO (CLASS B)*

SUBADVISER: Van Eck Associates Corporation

INVESTMENT OBJECTIVE: The Van Eck Global Natural Resources Portfolio seeks long-term capital appreciation with income as a secondary consideration.

* This portfolio is only available for investment if certain optional riders are elected. (See "Purchase -- Investment Allocation Restrictions for Certain Riders.")

WESTERN ASSET MANAGEMENT U.S. GOVERNMENT PORTFOLIO (CLASS B)

SUBADVISER: Western Asset Management Company

INVESTMENT OBJECTIVE: The Western Asset Management U.S. Government Portfolio seeks to maximize total return consistent with preservation of capital and maintenance of liquidity.

WMC CORE EQUITY OPPORTUNITIES PORTFOLIO (CLASS E) (formerly Davis Venture Value Portfolio)

SUBADVISER: Wellington Management Company, LLP (formerly Davis Selected Advisers, L.P.)

INVESTMENT OBJECTIVE: The WMC Core Equity Opportunities Portfolio seeks to provide a growing stream of income over time and, secondarily, long-term capital appreciation and current income.

MET INVESTORS SERIES TRUST -- ASSET ALLOCATION PORTFOLIOS

In addition to the Met Investors Series Trust portfolios listed above, the following portfolios managed by MetLife Advisers, LLC are available under the contract:

AMERICAN FUNDS(R) MODERATE ALLOCATION PORTFOLIO (CLASS C)

INVESTMENT OBJECTIVE: The American Funds(R) Moderate Allocation Portfolio seeks a high total return in the form of income and growth of capital, with a greater emphasis on income.

AMERICAN FUNDS(R) BALANCED ALLOCATION PORTFOLIO (CLASS C)

INVESTMENT OBJECTIVE: The American Funds(R) Balanced Allocation Portfolio seeks a balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital.

AMERICAN FUNDS(R) GROWTH ALLOCATION PORTFOLIO (CLASS C)

INVESTMENT OBJECTIVE: The American Funds(R) Growth Allocation Portfolio seeks growth of capital.

METLIFE ASSET ALLOCATION 100 PORTFOLIO (CLASS B)
(formerly MetLife Aggressive Strategy Portfolio)

INVESTMENT OBJECTIVE: The MetLife Asset Allocation 100 Portfolio seeks growth of capital.

SSGA GROWTH AND INCOME ETF PORTFOLIO (CLASS B)

SUBADVISER: SSgA Funds Management, Inc.

INVESTMENT OBJECTIVE: The SSgA Growth and Income ETF Portfolio seeks growth of capital and income.

SSGA GROWTH ETF PORTFOLIO (CLASS B)

SUBADVISER: SSgA Funds Management, Inc.

INVESTMENT OBJECTIVE: The SSgA Growth ETF Portfolio seeks growth of capital.

METROPOLITAN SERIES FUND -- ASSET ALLOCATION PORTFOLIOS (CLASS B)

In addition to the Metropolitan Series Fund portfolios listed above, the following Class B portfolios managed by MetLife Advisers, LLC are available under the contract:

METLIFE ASSET ALLOCATION 20 PORTFOLIO

INVESTMENT OBJECTIVE: The MetLife Asset Allocation 20 Portfolio seeks a high level of current income, with growth of capital as a secondary objective.

METLIFE ASSET ALLOCATION 40 PORTFOLIO

INVESTMENT OBJECTIVE: The MetLife Asset Allocation 40 Portfolio seeks high total return in the form of income and growth of capital, with a greater emphasis on income.

METLIFE ASSET ALLOCATION 60 PORTFOLIO

INVESTMENT OBJECTIVE: The MetLife Asset Allocation 60 Portfolio seeks a balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital.

METLIFE ASSET ALLOCATION 80 PORTFOLIO

INVESTMENT OBJECTIVE: The MetLife Asset Allocation 80 Portfolio seeks growth of capital.